Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net loss from continuing operations	$ (238,955)	$ (265,310)
Adjustments to reconcile net loss to net cash provided by operating activities from continuing operations:
Depreciation and amortization	195,880	155,978
Share-based compensation	20,010	28,017
Non-cash interest expense	14,402	11,609
Amortization of operating lease right-of-use assets	16,034	9,663
Loss on impairment	67,076	82,615
Gain on modification and extinguishment of debt	(2,065)	(205)
Loss on disposal of assets	8,541	548
Gain on investment	(2,073)	(21,952)
Non-cash adjustments to inventory	13,208	12,721
Allowance for credit losses	2,050	3,118
Deferred taxes	(29,900)	(15,121)
Other non-cash expenses	(5,010)	0
Payment of contingent consideration liability in excess of acquisition-date fair value	(2,095)	0
Changes in assets and liabilities:
Accounts receivable, net	(12,221)	(3,329)
Inventories, net	9,851	(16,103)
Prepaid expenses and other current assets	(4,048)	(10,905)
Income tax receivable	12,331	(16,891)
Assets held for sale	3,959	0
Other assets	4,546	4,267
Accounts payable	2,230	50,094
Income tax payable	47,986	7,814
Operating leases	(16,536)	(5,309)
Accrued expenses	(13,957)	56,403
Net cash provided by operating activities from continuing operations	91,244	67,722
Net cash used in operating activities from discontinued operations	(15,983)	(21,319)
Net cash provided by operating activities	75,261	46,403
Cash flows from investing activities:
Purchases of property, plant and equipment, net of proceeds from disposals	(65,446)	(134,643)
Proceeds from sale of entities	0	10,987
Proceeds from consolidation of acquisitions	0	29,894
Purchases of intangibles	(4,857)	0
Acquisition related cash payments	(3,630)	(119,205)
Payments received on notes receivable	0	2,315
Issuance of notes receivable to third party	(7,020)	0
Dividend received	0	468
Net cash used in investing activities from continuing operations	(80,953)	(210,184)
Net cash provided by (used in) investing activities from discontinued operations	2,266	(9,696)
Net cash used in investing activities	(78,687)	(219,880)
Cash flows from financing activities:
Proceeds from issuance of notes payable	8,612	0
Minority interest investment in Curaleaf International	4,166	0
Proceeds from finance leases and financial obligations	243	65,241
Principal payments on finance lease liabilities	(8,474)	(5,586)
Principal payments on notes payable	(47,213)	(198)
Principal payments on financial obligations	(4,551)	(3,089)
Remittances of statutory withholdings on share-based payment awards	0	(4,999)
Exercise of stock options	48	524
Forfeiture of restricted stock units	0	(1,336)
Payments of deferred consideration	(27,358)	0
Payments of contingent consideration	(3,964)	(8,744)
Issuance of common shares, net of issuance costs	11,497	0
Net cash (used in) provided by financing activities from continuing operations	(66,994)	41,813
Net cash used in financing activities from discontinued operations	(23)	(19)
Net cash (used in) provided by financing activities	(67,017)	41,794
Net decrease in cash, cash equivalents and restricted cash	(70,443)	(131,683)
Cash, cash equivalents and restricted cash beginning balance	163,177	299,329
Effect of exchange rate on cash, cash equivalents and restricted cash	(916)	(4,469)
Cash, cash equivalents and restricted cash ending balance	91,818	163,177
Non-cash investing & financing activities:
Purchases of property, plant and equipment included in accounts payable and accrued expenses	2,262	9,212
Issuance of shares in connection with acquisitions	11,445	35,671
SVS contributed to Curaleaf, Inc. in connection with the Reorganization	1,050	0
Settlement of contingent liability through issuance of shares	5,930	0
Non-cash additions to finance and operating right-of-use assets	1,362	5,393
Issuance of notes in connection with acquisitions	0	145,433
Contingent consideration incurred in connection with acquisitions	0	13,852
Deferred consideration incurred in connection with acquisitions	12,553	118,018
Purchase price allocation adjustments	0	1,558
Held-for-sale reclassifications	4,792	15,261
Redeemable non-controlling interest	0	14,026
Supplemental disclosure of cash flow information:
Cash paid for taxes	100,011	155,954
Cash paid for interest	$ 97,936	$ 78,828